Financial instruments - Fair value and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments - Fair value and risk management [Abstract]
Financial instruments - Fair value and risk management
13.	Financial instruments - Fair value and risk management

Accounting classification

The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$-	$-	$116,923,727

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	146,369,734	-	146,369,734

Financial liabilities not measured at fair value
Secured bank loan	-	-	(6,614,983,870)	(6,614,983,870)
Unsecured bank loan	-	-	(67,688,944)	(67,688,944)

	As of December 31, 2022
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets measured at fair value
Interest rate swaps (Level 2)	$192,791,990	$-	$-	$192,791,990

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	-	240,754,805	-	240,754,805

Financial liabilities not measured at fair value
Secured bank loan	-	-	(4,308,870,061)	(4,308,870,061)
Unsecured bank loan	-	-	(1,528,794,290)	(1,528,794,290)

Measurement of fair values

i.	Valuation techniques and significant unobservable inputs

The following table shows the valuation technique used in measuring Level 2 fair value of financial instruments in the statements of financial position.

Financial instruments measured at fair value

Type	Valuation technique
Interest rate swaps
FV is determined using market participant assumptions to measure these derivatives. Market participants’ assumptions include the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

ii.	Transfers between levels

There were no transfers between Level 1 and 2 during the current or prior year. There were no transfers to Level 3 during the current or prior year.

Financial risk managements

The Group has exposure to the following risks arising from financial instruments:

-	Liquidity risk
-	Market risk

i.	Risk management framework

Management of the Group has overall responsibility for the establishment and oversight of the Group’s risk management framework. Management is responsible for developing and monitoring the Group’s risk management policies and reports regularly to the board of directors on its activities.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group´s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group´s reputation.

The Group uses the activity-based costing to cost its products and services, which assists in monitoring cash flow requirements and optimizing its cash return on investment.

The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities (other than trade payables) over the next 60 days.

The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2023	Carrying amount	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial assets
Derivatives (Interest rate swaps)	$-	$116,923,727	$-	$-	$116,923,727

Total derivative financial assets	$-	$116,923,727	$-	$-	$116,923,727

Non-derivative financial liabilities
Secured bank loans	$54,268,025	$1,919,400,225	$1,635,476,776	$3,005,838,844	$6,614,983,870
Unsecured bank loans	854,763	64,832,664	2,001,517	-	67,688,944
Lease liabilities	-	30,006,807	177,954,726	-	207,961,533
Trade payables	87,022,467	312,140,955	-	-	399,163,422

Total non-derivative financial liabilities	$142,145,255	$2,326,380,651	$1,815,433,019	$3,005,838,844	$7,289,797,769

	Contractual cash flows
As of December 31, 2022	Carrying amount	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial assets
Derivatives (Interest rate swaps)	$-	$192,791,990	$-	$-	$192,791,990

Total derivative financial assets	$-	$192,791,990	$-	$-	$192,791,990

Non-derivative financial liabilities
Secured bank loans	$17,707,910	$279,613,581	$2,038,359,482	$1,973,189,088	$4,308,870,061
Unsecured bank loans	22,044,602	59,372,314	341,726,892	1,105,650,482	1,528,794,290
Lease liabilities	-	387,617	236,572	-	624,189
Trade payables	36,820,831	87,764,666	-	-	124,585,497

Total non-derivative financial liabilities	$76,573,343	$427,138,178	$2,380,322,946	$3,078,839,570	$5,962,874,037

As disclosed in Note 10, the Group has secured bank loans that contain certain covenants. A breach of covenant may require the Group to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rate change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the contingency change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

For further information regarding our liquidty risk, please see note 2 (c).

Market risk

Market risk is the risk that changes in market prices - e.g. foreign exchange rates, interest rates and equity prices - will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk managements is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Group uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee.

Managing interest rate benchmark reforms and associated risks

Overview

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as “IBOR reform”). In 2021, the Group undertook amendments to most financial instruments with contractual terms indexed to IBORS such that they incorporate new benchmark rates, e.g. SONIA. As at 31 December 2022, the Group’s remaining IBOR exposure is indexed to US dollar LIBOR. The alternative reference rate for US dollar LIBOR is the Secured Overnight Financing Rate (SOFR). The Group finished the process of implementing appropriate fallback clauses for all US dollar LIBOR indexed exposures in 2021. These clauses automatically switch the instrument from USD LIBOR to SOFR as and when USD LIBOR ceases. As announced by the Financial Conduct Authority (FCA) in early 2022, the panel bank submissions for US dollar LIBOR ceased in mid-2023.

The risk management committee monitors and manages the Group’s transition to alternative rates. The committee evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties. The committee reports to the Company’s board of directors quarterly and collaborates with other business functions as needed. It provides periodic reports to management of interest rate risk and risks arising from IBOR reform.

Non-derivative financial liabilities

The Group modified all of its floating-rate liabilities indexed to sterling LIBOR to reference SOFR during the year ended December 31, 2021. As a result, the Group’s IBOR exposures to non-derivative financial liabilities as of December 31, 2023 and 2022 were secured bank loans indexed to SOFR.

Derivatives

The Group holds interest rate swaps for risk management purposes. The interest rate swaps have floating legs that are indexed to SOFR. The Group’s derivative instruments are governed by contracts based on the International Swaps and Derivatives Association (ISDA)’s master agreements.

Currency risk

The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of Group companies. The functional currency of the Group companies is MXN. The currencies in which these transactions are primarily USD.

Exposure to currency risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows.

	Dollars
	As of December 31,
	2023	2022
Assets:
Cash and cash equivalents and restricted cash	$7,232,698	$9,236,161
Trade receivables	419,351	-
Related parties	6,835,274	-
Other receivables	1,512,021	-
Prepayments	168,229	-

Liabilities:
Current installments of long-term debt	(16,665,975)	(11,868,777)
Long-term debt	(354,024,085)	(275,684,063)
Trade accounts payable	(6,118,017)	(3,374,626)
Related parties	(709,429)	-
Other liabilities	(4,473,499)	-

Net position	$(365,823,432)	$(281,691,305)

The exchange rates of MXN/USD as of the date of the Combined Financial Statements and their issuance date are as follows:

	As of December 31,		As of April 30,
	2023	2022	2024

One U. S. dollar	$16.8935	$19.3615	$17.1552

Sensitivity analysis

The strengthening or weakening of the U.S. dollar, with respect to the Mexican peso as of December 31, 2023 and 2022, would have affected the gains or losses capitalized in construction in progress for the amounts shown below. This analysis is based on changes in the exchange rate that the Group considered reasonably possible at the end of the reporting period. This analysis assumes that the rest of the variables remain constant.

The analysis is performed on the same basis for 2023 and 2022, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening

December 31, 2023 USD (5% movement)	$(313,112,626)	$313,112,626	$4,110,719	$(4,119,719)

December 31, 2022 USD (5% movement)	$-	$-	$(272,698,311)	$272,698,311

Interest rate risks

The Group adopts a policy of ensuring that 70% of its interest rate risk exposure with Banco Sabadell, S. A. Institución de Banca Multiple and Caixabank, S. A. Institución de Banca Multiple is at fixed rate. This is achieved partly by entering into interest rate swaps. The Group applies a hedge ratio of 1:1.

Exposure to interest rate risk

The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)

Total			$116,923,727	$(75,868,263)

	As of December 31, 2022
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	76,367,805	$114,002,838	$119,432,687
Interest rate swap - Caixabank	Level 2	60,000,000	78,789,152	81,307,183

Total			$192,791,990	$200,739,870

Fair value sensitivity analysis for fixed-rate instruments

The Group does not account for any fixed-rate financial assets or financial liabilities, at FVPL, and the Group does not designate derivatives (interest rate swaps) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

		Effect on
	Increase/decrease in %	combined income before income taxes
As of December 31, 2023
US dollar	1%	$601,345
US dollar	(1)%	(601,345)

As of December 31, 2022
US dollar	1%	$458,569
US dollar	(1)%	(458,569)

Master netting or similar agreements

The Group enters into derivative transactions under ISDA master agreements. The ISDA agreement do not meet the criteria for offsetting in the combined statement of financial position. This is because the Group does not have any currently legally enforceable right to offset recognized amounts.